Regulatory matters (Tables)	12 Months Ended
Mar. 31, 2024
Capital Requirements and Regulatory Adjustments Over Transitional Period
The capital requirements and regulatory adjustments are being phased in over a transitional period as follows:

	March 2023	March 2024	March 2025	March 2026
Minimum Common Equity Tier 1 capital	4.5%	4.5%	4.5%	4.5%
Minimum Tier 1 capital	6.0%	6.0%	6.0%	6.0%
Minimum total capital	8.0%	8.0%	8.0%	8.0%
Capital conservation buffer	2.5%	2.5%	2.5%	2.5%
Countercyclical capital buffer (1)	0.06%	0.09%	0.09%	0.09%
Additional loss absorbency requirements for G-SIBs and D-SIBs (2)	1.0%	1.0%	1.0%	1.0%
Minimum Leverage Ratio (3)	3.5%	3.5%	3.7%	3.7%

Notes:
(1)	Figures assume that the countercyclical capital buffer will continue to be 0.09% after March 2024.
(2)	Figures assume that the additional loss absorbency requirements applied to the Group as a G-SIB and D-SIB continue to be 1.0% on a fully effective basis in future years.
(3)
The ratios disclosed above include a leverage ratio buffer required to be met at 50% of the additional loss absorbency requirements applied to the Group as a
G-SIB
under the finalized Basel III reforms.

Capital Adequacy Ratios of MHFG, MHBK, and MHTB Calculated in Accordance with Japanese GAAP and Guidelines Established by Financial Services Agency
Capital adequacy ratios and leverage ratios of MHFG, MHBK, and MHTB as of March 31, 2023 and 2024 calculated in accordance with Japanese GAAP and the guidelines established by the Financial Services Agency are set forth in the following table:

	2023		2024
	Amount	Ratio	Amount	Ratio
	(in billions of yen, except percentages)
Consolidated:
MHFG:
Common Equity Tier 1 capital:
Required (1)	5,676	8.06	5,883	8.09
Actual	8,315	11.80	9,259	12.73
Tier 1 capital:
Required (1)	6,733	9.56	6,973	9.59
Actual	9,803	13.91	10,801	14.85
Total risk-based capital:
Required (1)	8,142	11.56	8,428	11.59
Actual	11,306	16.05	12,314	16.93
Leverage Ratio (2) :
Required (3)	7,680	3.50	8,028	3.50
Actual	9,803	4.46	10,801	4.70
MHBK:
Common Equity Tier 1 capital:
Required	2,941	4.50	2,968	4.50
Actual	6,873	10.51	7,431	11.26

	2023		2024
	Amount	Ratio	Amount	Ratio
	(in billions of yen, except percentages)
Tier 1 capital:
Required	3,922	6.00	3,957	6.00
Actual	8,356	12.78	8,973	13.60
Total risk-based capital:
Required	5,229	8.00	5,276	8.00
Actual	9,769	14.94	10,400	15.76
Leverage Ratio (2) :
Required	6,216	3.00	6,382	3.00
Actual	8,356	4.03	8,973	4.21
MHTB:
Common Equity Tier 1 capital:
Required	77	4.50	74	4.50
Actual	444	25.94	476	28.98
Tier 1 capital:
Required	102	6.00	98	6.00
Actual	444	25.94	476	28.98
Total risk-based capital:
Required	137	8.00	131	8.00
Actual	444	25.95	476	28.99
Leverage Ratio (2) :
Required	125	3.00	123	3.00
Actual	444	10.61	476	11.62
Non-consolidated:
MHBK:
Common Equity Tier 1 capital:
Required	2,751	4.50	2,716	4.50
Actual	5,981	9.78	6,273	10.39
Tier 1 capital:
Required	3,668	6.00	3,621	6.00
Actual	7,450	12.18	7,805	12.93
Total risk-based capital:
Required	4,891	8.00	4,828	8.00
Actual	8,853	14.48	9,185	15.21
Leverage Ratio (2) :
Required	5,767	3.00	5,867	3.00
Actual	7,450	3.87	7,805	3.99
MHTB:
Common Equity Tier 1 capital:
Required	76	4.50	70	4.50
Actual	425	25.10	446	28.60
Tier 1 capital:
Required	101	6.00	93	6.00
Actual	425	25.10	446	28.60

	2023		2024
	Amount	Ratio	Amount	Ratio
	(in billions of yen, except percentages)
Total risk-based capital:
Required	135	8.00	124	8.00
Actual	425	25.11	446	28.60
Leverage Ratio (2) :
Required	122	3.00	118	3.00
Actual	425	10.44	446	11.31

Notes:
(1)
The required ratios disclosed above, at March 31, 2023 and 2024, include the capital conservation buffer of 2.5%, the countercyclical capital buffer of 0.06% and 0.09%, respectively, and the additional loss absorbency requirements for
G-SIBs
and
D-SIBs
of 1.0%, which are all in addition to the regulatory minima. The respective required amounts are determined by applying the ratios to the sum of the risk weighted assets and certain other risk amounts.

(2)	The required and actual amounts disclosed above at March 31, 2023 and 2024 exclude amounts of deposits to the Bank of Japan.
(3)
The required ratios disclosed above, at March 31, 2023 and 2024, include a leverage ratio buffer required to be met at 50% of the additional loss absorbency requirements applied to the Group as a
G-SIB
under the finalized Basel III reforms.